Capitalized Software	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software

5. Capitalized Software

Capitalized software costs included in non-current assets held for sale consists of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Software	$1,467,008	$1,324,275
Accumulated amortization	(1,056,747)	(665,183)
Total	$410,261	$659,092

Amortization expense for the years ended December 31, 2019 and 2018, was $391,564 and $350,385, respectively and included in loss from discontinued operations.